Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	698,069,704.98	34,484
Yield Supplement Overcollateralization Amount 11/30/20	34,909,632.78	0
Receivables Balance 11/30/20	732,979,337.76	34,484
Principal Payments	26,440,021.58	1,035
Defaulted Receivables	209,487.85	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	33,162,623.68	0
Pool Balance at 12/31/20	673,167,204.65	33,437

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.85%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	3,261,703.88	134
Past Due 61-90 days	826,041.92	35
Past Due 91-120 days	124,765.77	9
Past Due 121+ days	0.00	0
Total	4,212,511.57	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	158,386.94
Aggregate Net Losses/(Gains) - December 2020	51,100.91
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.08%
Prior Net Losses Ratio	0.45%
Second Prior Net Losses Ratio	0.61%
Third Prior Net Losses Ratio	0.10%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	7,741,422.85
Actual Overcollateralization	7,741,422.85
Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	54.06

Flow of Funds	$ Amount

Collections	28,900,656.74
Investment Earnings on Cash Accounts	285.81
Servicing Fee(1)	(610,816.11)
Transfer to Collection Account	-
Available Funds	28,290,126.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	326,899.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,124,698.72
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,741,422.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,299,399.21
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	28,290,126.44

Servicing Fee	610,816.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	690,041,903.37
Principal Paid	24,616,121.57
Note Balance @ 01/15/21	665,425,781.80

Class A-1
Note Balance @ 12/15/20	11,361,903.37
Principal Paid	11,361,903.37
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	231,800,000.00
Principal Paid	10,902,511.64
Note Balance @ 01/15/21	220,897,488.36
Note Factor @ 01/15/21	95.2965869%

Class A-2b
Note Balance @ 12/15/20	50,000,000.00
Principal Paid	2,351,706.56
Note Balance @ 01/15/21	47,648,293.44
Note Factor @ 01/15/21	95.2965869%

Class A-3
Note Balance @ 12/15/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	281,800,000.00
Note Factor @ 01/15/21	100.0000000%

Class A-4
Note Balance @ 12/15/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	76,830,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	25,500,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	12,750,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	374,605.66
Total Principal Paid	24,616,121.57
Total Paid	24,990,727.23

Class A-1
Coupon	0.26763%
Interest Paid	2,618.45
Principal Paid	11,361,903.37
Total Paid to A-1 Holders	11,364,521.82

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	10,902,511.64
Total Paid to A-2a Holders	11,008,753.31

Class A-2b
One-Month Libor	0.15863%
Coupon	0.40863%
Interest Paid	17,593.79
Principal Paid	2,351,706.56
Total Paid to A-2b Holders	2,369,300.35

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4419187
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0394035
Total Distribution Amount	29.4813222

A-1 Interest Distribution Amount	0.0154938
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	67.2301975
Total A-1 Distribution Amount	67.2456913

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.0341313
Total A-2a Distribution Amount	47.4924646

A-2b Interest Distribution Amount	0.3518758
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.0341312
Total A-2b Distribution Amount	47.3860070

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	167.56
Noteholders' Third Priority Principal Distributable Amount	517.95
Noteholders' Principal Distributable Amount	314.49

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/20	8,498,098.59
Investment Earnings	215.94
Investment Earnings Paid	(215.94)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$3,822,144.16	$2,065,642.68	$3,019,193.22
Number of Extensions	145	74	109
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.27%	0.38%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.